DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.   DISCONTINUED OPERATIONS

In November 2020, the Company approved a disposal plan to wind down its Dianjia.com services business by the end of December 31, 2020 and committed to a plan to sell its Wowo convenience stores (“Store+ disposal plan”) in order to increase focus on the Company’s core businesses. All of the components of the Store+ segment are reported as discontinued operations in the consolidated statements of comprehensive (loss) income for the current year and all comparative periods in accordance with ASC 210-05, Discontinued Operations (“ASC 210-05”) as the disposal plan of the Store+ segment represented a strategic shift that had a major effect on the Company’s operations and financial results. Further, the related current and non-current assets and liabilities associated with the Store+ disposal group are reflected as held-for-sale in the consolidated balance sheets as at December 31, 2020. The numbers in all of the relevant footnote disclosures are also adjusted for the current year and comparative periods. No loss was recognized on the initial measurement of the disposal group as held-for-sale.

On November 18, 2021, the Company completed the disposal transaction of Sichuan Wowo with a cash consideration of RMB250,000 (US$39,230) and recognized a corresponding loss on disposal of RMB34,276 (US$5,379) in net income (loss) from discontinued operations in the consolidated statements of comprehensive (loss) income for the year ended December 31, 2021.

In October 2021, the Company approved a disposal plan to sell BEST Network. All of the components of the Express segment are reported as discontinued operations in the consolidated statements of comprehensive (loss) income for the current year and all comparative periods in accordance with ASC 210-05 as the disposal plan of the express segment represented a strategic shift that had a major effect on the Company’s operations and financial results. Further, the related current and non-current assets and liabilities associated with the express disposal group are reflected as held-for-sale in the consolidated balance sheets as at December 31, 2020. The numbers in all of the relevant footnote disclosures are also adjusted for the current year and comparative periods. No loss was recognized on the initial measurement of the disposal group as held-for-sale.

On December 9, 2021, the Company completed the disposal transaction of BEST Network with cash consideration of RMB3,876,286 (US$608,274) and liabilities assumed by the buyer of RMB5,612,888 (US$880,785). The Company recognized a gain on disposal of BEST Express of RMB3,213,599 (US$504,284) in net income (loss) from discontinued operations in the consolidated statements of comprehensive (loss) income for the year ended December 31, 2021.

4.   DISCONTINUED OPERATIONS (CONTINUED)

The following tables set forth the assets, liabilities, statement of operations and cash flows of discontinued operations of Store+ services and BEST Express (“Discontinued Operations”) which were included in the Company’s consolidated financial statements:

As at December 31
2020
RMB
Cash and cash equivalents	216,060
Restricted cash	104,103
Short-term investments	40,276
Accounts and notes receivable, net	157,901
Prepayments and other current assets	1,722,782
Amounts due from related parties	91,986
Inventories	49,879
Non-current deposits	4,753
Operating lease right-of-use assets	126,937
Property and equipment, net	11,699
Intangible Assets, net	95,234
Goodwill	201,668
Total current assets classified as held-for-sale	2,823,278
Restricted cash	376,535
Non-current deposits	31,756
Operating lease right-of-use assets	1,985,063
Property and equipment, net	3,257,121
Intangible assets, net	3,227
Goodwill	241,623
Total non-current assets classified as held-for-sale	5,895,325

As at December 31
2020
RMB
Accounts and notes payable	2,675,514
Accrued expenses and other liabilities	1,118,806
Customer advances and deposits and deferred revenue	1,246,268
Operating lease liabilities	610,547
Amounts due to related parties	6,376
Short-term bank loans	949,250
Other non-current liabilities	23,493
Total current liabilities classified as held-for-sale	6,630,254
Operating lease liabilities	1,603,655
Other non-current liabilities	67,821
Total non-current liabilities classified as held-for-sale	1,671,476

4.   DISCONTINUED OPERATIONS (CONTINUED)

	For the years ended December 31,
	2019	2020	2021***	2021***
	RMB	RMB	RMB	US$
Revenue	24,694,888	21,667,354	16,334,363	2,563,218
Cost of revenue	(23,288,873)	(21,389,399)	(17,313,107)	(2,716,804)
Gross profit (loss)	1,406,015	277,955	(978,744)	(153,586)
Selling expenses	(706,816)	(687,328)	(364,917)	(57,263)
General and administrative expenses	(467,372)	(566,169)	(530,479)	(83,244)
Research and development expenses	(96,778)	(87,671)	(51,465)	(8,076)
Other operating income	26,286	35,753	243,391	38,193
Total operating expenses	(1,244,680)	(1,305,415)	(703,470)	(110,390)
Income (loss) from discontinued operations	161,335	(1,027,460)	(1,682,214)	(263,976)
Interest income	10,947	19,200	15,099	2,369
Interest expenses	(32,740)	(55,430)	(32,613)	(5,118)
Foreign exchange loss	(2,045)	(3,715)	(2,367)	(371)
Gains on disposal	—	—	3,179,323	498,905
Other income	77,564	56,315	37,570	5,896
Other expense	(21,770)	(8,614)	(41,309)	(6,482)
Income (loss) before income taxes	193,291	(1,019,704)	1,473,489	231,223
Income tax expense	36	(3,086)	—	—
Net income (loss) from discontinued operations	193,327	(1,022,790)	1,473,489	231,223

*** Including the financial results of discontinued operations of Store+ and BEST Express delivery services from January 1, 2021 to November 30, 2021 and from January 1, 2021 to December 8, 2021, respectively.

During the year ended December 31, 2021, total financial results presented in the Company’s continuing operations from the Discontinued Operations after the disposals transactions as intra-entity transactions are as follows:

	For the years ended December 31,
	2021	2021
	RMB	US$
Revenue
Freight delivery	6,271	984
Supply chain management	4,500	706
Others	42,162	6,616
Total revenue	52,933	8,306
Cost of revenue
Freight delivery	(4,274)	(671)
Supply chain management	(3,390)	(532)
Others	(4,036)	(633)
Total cost of revenue	(11,700)	(1,836)
Interest income	4,671	733

During the year ended December 31, 2021, the net cash inflows received by the Company’s continuing operations from the Discontinued Operations after the disposal transactions were RMB43,678 (US$6,854).